Offerings - Offering: 1	Jul. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Amount Registered | shares	839,003
Maximum Aggregate Offering Price	$ 29,102,713.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,019.08
Rule 457(f)	true
Amount of Securities Received | shares	9,161,529
Value of Securities Received, Per Share	5.17
Value of Securities Received	$ 47,365,104.93
Cash Consideration Paid	18,262,391.00
Fee Note MAOP	$ 29,102,713.93
Offering Note	Represents the maximum number of shares of Isabella Bank Corporation ("Isabella") common stock, no par value per share, to be issuable upon completion of the merger transaction (the "merger") by and among Isabella, 401 Merger Sub, Inc. and Grand River Commerce, Inc. ("Grand River") described in the enclosed proxy statement/prospectus and the merger agreement. The maximum number of shares of Isabella common stock to be issuable upon completion of the merger is disclosed in the merger agreement. The amount in the "Maximum Aggregate Offering Price" column is estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated pursuant to Rule 457(f)(1) and Rule 457(f)(3) promulgated thereunder. Grand River common shares are traded on the OTC Market Group's OTCQX Market. Therefore, the maximum aggregate offering price has been calculated as (i) the product of (a) $5.17, the average of the bid and asked price per Grand River common share as reported on the OTC Market Group's OTCQX Market as of July 22, 2026, and (b) 9,161,529, the number of Grand River common shares to be exchanged in the merger, minus (ii) $18,262,391, the maximum amount of cash to be paid by Isabella in connection with the merger and the other transactions described in the enclosed proxy statement/prospectus and the merger agreement. Calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.0001381.